PREPAYMENTS AND OTHER ASSETS (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
PREPAYMENTS AND OTHER ASSETS
Rental and other deposits	$ 71,694	$ 558,614
Prepayments to suppliers and others	1,980,592	323,088
Interest receivable		2,055
Staff advances		4,203
Total prepayments and other assets	$ 2,052,286	$ 887,960